Summary of Notes and Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Trade accounts receivable	$ 92,408	$ 81,165
Allowance for doubtful accounts	(645)	(598)		$ (723)	$ (775)
Allowance for sales returns and discounts		(1,432)	[1]	$ (1,624)	$ (1,555)
Notes and accounts receivable, net	$ 91,763	$ 79,135

[1]	As of January 1, 2018, the Company has adopted the new revenue recognition standard (ASC 606). Allowance for sales returns and discounts for the year ended December 31, 2018 has been adjusted to reflect these changes in accounting policies, see Note 2 summary of significant accounting policies.